STOCKHOLDERS' EQUITY (Details Textual) - USD ($)		1 Months Ended					3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 07, 2016	Jul. 13, 2016	Jun. 30, 2016	Jun. 23, 2016	Jun. 06, 2016	Aug. 31, 2015	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2016	Nov. 30, 2015	Apr. 30, 2015	Dec. 31, 2012
Class of Stock [Line Items]
Warrant Cancelled During Period											99,681		99,681	207,716
Warrants Issued During Period Value		$ 2,025,000
Issuance of common stock for cash (in shares)		2,025,000
Stockholders' Equity, Reverse Stock Split	one-for-11.138103 reverse stock split			one-for-1.06	one-for-1.2578616 reverse stock split								On June 6, 2016 and June 23, 2016, the Companys stockholders approved an additional one-for-1.2578616 and one-for-1.06 reverse stock split, respectively.
Restricted Stock or Unit Expense							$ 80,000				$ 65,000		$ 21,000
Convertible Preferred Stock, Terms of Conversion								with a purchase price of $1.00 per share and convertible into one share of the Companys common stock and having an 8%, noncumulative dividend.
Proceeds from Issuance of Private Placement											0	$ 2,969,000	2,969,000	$ 0
Shares Issued, Price Per Share		$ 4.50							$ 4.50	$ 4.50		$ 4.50
Convertible Preferred Stock Warrants Issued upon Conversion		622,762
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																370,350		101,005
Share-based Compensation											943,000	$ 283,000	$ 356,000	$ 0
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for cash (in shares)		134,044											394,007
Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															545,000
Share-based Compensation							66,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		622,762						3,000,000					3,000,000
Sale of Stock, Number of Shares Issued in Transaction			2,802,430										731,400
Proceeds from Issuance of Private Placement			$ 2,400,000										$ 583,000
Shares Issued, Price Per Share		$ 4.50
Trademark License Agreement [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share						$ 5.49
Stock Issued During Period, Shares, Restricted Stock Award, Gross						382,575
Stock Issued During Period, Value, Restricted Stock Award, Gross						$ 2,103,000
Service Agreement [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															40,000
Share-based Compensation							16,000
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross						84,170
Restricted Stock or Unit Expense							$ 68,000		$ 69,000		$ 205,000	$ 110,000	$ 179,000
Jawahar Tandon [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							125,000				125,000
Share-based Compensation							$ 563,000
Common Stock Purchase Rights Offering [Member]
Class of Stock [Line Items]
Common Unit, Issued									78,800	78,800		78,800	78,801				108,138
Sale of Stock, Price Per Share																	$ 44.55
Issuance of common stock for cash (in shares)										236,403			236,405
Proceeds from Issuance of Common Stock										$ 2,969,000			$ 2,969,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Warrants Issued During Period Value						$ 191,289
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						156,000
Class of Warrant or Right, Outstanding							325,093				325,093		325,093	122,239
Unexercised Warrant Expiry Period						2016 to 2019